Related Party Transactions, Balances and Loans	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions, Balances and Loans
20.	Related Party Transactions, Balances and Loans
Kaisa and Greater Sail
In 2019, 2020, 2021, 2022 and 2023, property management fees of $0.5 million, $1.3 million,
$2.9 million, $3.1 million and $1.1
million, respectively, were incurred to Kaisa Property Management (Shenzhen) Co., Ltd., a related party controlled by our then principal shareholder. All the contract terms are at arm’s length and management service fees are paid monthly.
As of December 31, 2021 and 2022, the balances payable from these transactions to Kaisa Property Management (Shenzhen) Co., Ltd. as a then related party were $0.6 million and $1.8 million, respectively (2020: $0.2 million). The balances payable to Greater Sail, also a related party controlled by our then principal shareholder, arising from the voided 2020 PIPE as described in Note 15(b), were
$146.9 million (2020: $146.9
million). All of these balances were unsecured, interest-free and repayable on demand.

IAT and IsZo
Loans
On January 11, 2022, the Company entered into certain promissory notes (the “Original Promissory Notes”) with IAT Insurance Group, Inc. (“IAT”) and IsZo Capital Management L.P. (“IsZo”), both principal shareholders of the Company, pursuant to which IAT and IsZo provided loans of up to $15.0 million (the “IAT Note”) and $5.0 million (the “IsZo Note”), respectively. The full amount of the IAT Note was drawn, and $3.75 million was drawn under the IsZo Note, as IsZo did not fund the remaining $1.25 million draw request. The loans are unsecured, bear interest at 10% per annum on the outstanding principal, computed on an actual/365–366-day
basis. For reference, the long-term loan interest rate published by the People’s Bank of China for the same period was 4.75% (subject to a fluctuation of ±5). The promissory notes originally matured on January 11, 2024 and were prepayable, in whole or in part, at the option of the Company. On April 1, 2023, the parties entered into amendments to the Original Promissory Notes, extending their maturity date to January 11, 2026, and allowing the Company, on a go-forward
basis, to pay interest in shares of the Company, calculated based on the
30-day
volume-weighted average price.
Because the reconstituted Board was not in possession of the Company’s corporate chops and given the Company’s limited liquidity, management focused on identifying potential sources of additional capital to improve liquidity and strengthen the Company’s financial position.
As of December 31, 2022, the principal balance of IAT
was
$15.0 million,
and
capitalized interest
was
$0.9 million. The principal balance of IsZo
was
$3.8 million,
and
capitalized interest
was
$0.3 million.
On April 5, 2023, $4,338,791 of principal and capitalized interest outstanding under the loan from IAT, and $1,102,707 of principal and capitalized interest outstanding under the loan from IsZo, were settled through equity issuances pursuant to settlement arrangements (See “Settlement and Release Agreements” below).
As of December 31, 2023 and 2024, the principal balance of the loan from IAT was
$12.0 million and $12.9
million, respectively, with capitalized interest of
$0.9 million and $1.3
million, respectively. The principal balance of the loan from IsZo was
$3.0 million and $3.2
million, respectively, with capitalized interest of
$0.2 million and $0.3
million, respectively.
Settlement and Release Agreements
On April 5, 2023, the Company entered into a settlement and release agreement with IsZo Capital Management L.P. (the “Settlement Agreement”). Pursuant to the Settlement Agreement, the Company issued an aggregate of 861,285 shares to IsZo at a price of $1.75 per share, consisting of (i) 630,118 shares issued in exchange for the cancellation of $1,102,707 of principal and capitalized interest outstanding under the IsZo Note, and (ii) 231,167 shares issued in exchange for the cancellation of a claim in the amount of $404,541.53, which related to an order of the British Virgin Islands court dated November 25, 2021. Pursuant to the Settlement Agreement, the Company released IsZo from any claims and causes of action related to IsZo’s failure to fund the remaining drawdown request under the IsZo Note, and IsZo released the Company from any claims and causes of action arising from and relating to such claim.
On the same date, pursuant to an exchange and amendment agreement with IAT Insurance Group, Inc., the Company issued 2,479,309 shares to IAT at a price of $1.75 per share in exchange for the cancellation of $4,338,791 of principal and capitalized interest outstanding under the IAT Note.

Private Placement
Separately, after consideration by the Board, on April 5, 2023, the Company entered into a Securities Purchase Agreement with certain purchasers for the purchase and sale of 8,821,273 shares in a private placement at a price of US $1.75 per Share for aggregate proceeds of approximately $15.4 million (the “Private Placement”). The shares purchased by related parties included 2,857,143 shares by IAT Reinsurance Company Ltd. for $5 million and 2,285,714 shares by IsZo Capital Management LP for $4 million. The shares issued in the Private Placement were sold and issued in reliance on an exemption from registration under the Securities Act of 1933, as amended. The Company intends to use the proceeds from the Private Placement for general corporate purposes, including working capital and general and administrative expenses, and to satisfy existing obligations and liabilities, including obligations that may arise in connection with litigation proceedings.